Discontinued Operations (Details) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
REVENUE AND OTHER INCOME
Revenue from contracts with customers			$ 3,189.9	$ 3,512.3	[1]
Commodity derivative gains (losses)			163.8	(473.4)	[1]
Other income			13.4	59.0	[1]
Revenue and other income			3,367.1	3,097.9	[1]
EXPENSES
Operating			770.5	628.2	[1]
Transportation			174.3	131.0	[1]
General and administrative			126.5	78.4	[1]
Foreign exchange gain			10.0	(18.8)	[1]
Share-based compensation			38.7	38.8	[1]
Depletion, depreciation and amortization			894.7	807.2	[1]
Impairment (impairment reversal)	$ 6.2	$ 45.4	42.2	71.3
Accretion and financing			27.5	24.5	[1]
Total Expenses			2,314.0	1,536.1	[1]
Tax expense (recovery)
Current			(0.7)	0.0	[1]
Deferred			254.4	415.1	[1]
Net income (loss) from discontinued operations			(229.1)	336.7	[1]
Cash provided by (used in) discontinued operations
Operating activities			399.0	363.5
Investing activities			177.3	(252.3)
Increase in cash from discontinued operations			576.3	111.2
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers			3,499.0	3,847.0	[1]
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers			(375.3)	(435.5)	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Foreign exchange gain			621.7
REVENUE AND OTHER INCOME
Revenue from contracts with customers			457.0	480.7
Commodity derivative gains (losses)			(23.4)	0.0
Other income			(2.2)	(0.2)
Revenue and other income			431.4	480.5
EXPENSES
Operating			80.0	84.9
Transportation			12.2	8.8
General and administrative			12.7	3.4
Foreign exchange gain			(621.7)	0.0
Share-based compensation			(0.4)	0.3
Depletion, depreciation and amortization			170.3	144.5
Impairment (impairment reversal)			728.4	(71.3)
Accretion and financing			0.4	0.4
Total Expenses			381.9	171.0
Net income before tax from discontinued operations			49.5	309.5
Tax expense (recovery)
Current			0.0	0.0
Deferred			278.6	(27.2)
Net income (loss) from discontinued operations			(229.1)	336.7
Discontinued operations | Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers			612.9	646.1
Discontinued operations | Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers			$ (155.9)	$ (165.4)

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.